Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
Deferred tax assets
Tax losses	$ 57,602	$ 55,904
Other temporary differences	4,678	669
Total deferred tax assets	62,280	56,573
Deferred tax liabilities
Intangible assets	76,581	76,652
Total deferred tax liabilities	76,581	76,652
Net deferred tax liabilities	14,301	20,079
Deferred tax assets expected to be settled after 12 months	62,280	56,573
Deferred tax liabilities expected to be settled within 12 months	99	147
Deferred tax liabilities expected to be settled after 12 months	$ 76,482	$ 76,505